Right-of-use assets	12 Months Ended
Dec. 31, 2025
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Right-of-use assets

Note 8 Right-of-use assets

Accounting policy

Lease contracts recognition

Lease contracts, as defined by IFRS 16 “Leases”, are recorded in the statement of consolidated financial position, which leads to the recognition of:

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an asset representing a right of use of the asset leased during the lease term of the contract “right-of-use”; and
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a liability related to the payment obligation “lease debt”.

Measurement of the right-of use asset

At the commencement date, the right-of-use asset is measured at cost and comprises:

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the amount of the initial measurement of the lease liability, to which is added, if applicable, any lease payments made at or before the commencement date, less any lease incentives received;
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where relevant, any initial direct costs incurred by the lessee for the conclusion of the contract. These are incremental costs which would not have been incurred if the contract had not been concluded; and
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estimated costs for restoration of the leased asset according to the terms of the contract.

Following the initial recognition, the right-of-use asset must be depreciated over the shorter of the useful life of the underlying assets or the lease term for the rental component.

Measurement of the lease liability

At the commencement date, the lease liability is recognized for an amount equal to the present value of the lease payments over the lease term.

Amounts involved in the measurement of the lease liability are:

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fixed payments (including in-substance fixed payments meaning that even if they are variable in form, they are in-substance unavoidable);
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variable lease payments that depend on an index or a rate, initially measured using the index or the rate in force at the lease commencement date;
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amounts expected to be payable by the lessee under residual value guarantees;
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payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease; and
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the exercise price of a purchase option if we are reasonably certain to exercise that option.

The lease liability is subsequently measured based on a process similar to the amortized cost method using the discount rate:

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the liability is increased by the accrued interests resulting from the discounting of the lease liability, at the beginning of the lease period; and
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payments made are deducted.

The interest cost for the period as well as variable payments, not taken into account in the initial measurement of the lease liability and incurred over the relevant period are recognized as costs.

In addition, the lease liability may be remeasured in the following situations:

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the occurrence of a change in the lease term or a reassessment of the reasonably certain nature (or not) of the exercise of an option,
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a remeasurement linked to residual value guarantees,
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the occurrence of an adjustment to the rates and indices according to which the rents are calculated when rent adjustments occur.

Main contracts applicable

Based on its analysis, the Group has identified lease contracts according to the standard concerning office buildings, laboratories, production facilities and storage facilities.

In accordance with IFRS 16, the lease term is determined as the non-cancellable period of a lease, together with (i) periods covered by an option to extend the lease if we are reasonably certain to exercise that option, and (ii) periods covered by an option to terminate the lease if we are reasonably certain not to exercise that option.

The discount rate used to calculate the lease debt is determined, for each portfolio of assets, according to the incremental borrowing rate at the contract date.

The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

The rental charges relating to short term and low value lease remains classified as leases expenses in operating expenses and are immaterial.

Details of Right-of-use assets

The breakdown of right-of-use assets is as follows:

	Building lease	Office and laboratory equipment	Total
	$ in thousands
Net book value as of January 1, 2023	33,666	10,608	44,275
Additions	1,678	98	1,776
Disposal	(102)	-	(102)
Depreciation & impairment expense	(5,081)	(3,318)	(8,399)
Translation adjustments	442	69	510
Net book value as of December 31, 2023	30,602	7,457	38,060
Gross value at end of period	51,863	18,022	69,885
Accumulated depreciation and impairment at end of period	(21,261)	(10,565)	(31,825)

Net book value as of January 1, 2024	30,602	7,457	38,060
Additions	422	19	398
Disposal	-	(42)	-
Depreciation & impairment expense	(4,770)	(3,015)	(7,785)
Translation adjustments	(660)	(44)	(704)
Net book value as of December 31, 2024	25,593	4,375	29,968
Gross value at end of period	50,913	17,684	68,597
Accumulated depreciation and impairment at end of period	(25,320)	(13,309)	(38,629)

Net book value as of January 1, 2025	25,593	4,375	29,968
Disposal	(3)	(0)	(3)
Depreciation & impairment expense	(4,991)	(2,518)	(7,509)
Translation adjustments	1,158	44	1,202
Net book value as of December 31, 2025	21,757	1,901	23,658
Gross value at end of period	53,751	18,332	72,083
Accumulated depreciation at end of period	(31,994)	(16,431)	(48,425)

Entity-wide disclosures:

In 2025, approximately $8.3 million of our right-of-use assets related to France, while approximately $15.4 million related to the United States.

In 2024, approximately $10.0 million of our right-of-use assets related to France, while approximately $19.9 million related to the United States.

In 2023, approximately $14.0 million of our right-of-use assets related to France, while approximately $24.0 million related to the United States.